Lease - Schedule of Operating Leases have Remaining Lease Terms (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Operating lease right-of-use assets	$ 195,775	$ 178,166
LIABILITIES
Operating lease liabilities - current	90,091	57,109
Operating lease liabilities - noncurrent	106,356	121,057
Operating lease expenses	81,203	52,507	$ 4,452
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$ 80,540	$ 56,666	$ 4,932
Weighted Average Remaining Lease Term:
Operating leases	2 years 2 months 1 day	3 years	4 years
Weighted Average Discount Rate:
Operating leases	3.22%	3.22%	3.22%